Commitments and Contingencies (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Jan. 14, 2022	Jun. 30, 2023	Dec. 31, 2022
Commitments and contingencies [Abstract]
Initial public offering		3,915,000	3,915,000
Purchase additional	3,900,000
Cash underwriting		$ 5.2	$ 5.2
Additional fee		$ 14.3	$ 14.3